Investment Securities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Percentage of debt securities considered to be of investment-grade	96.00%
Percentage of tax-exempt municipal securities classified as pre-refunded	7.00%
General obligation bonds as percentage of tax-exempt municipal securities that were not pre-refunded	36.00%
Special revenue bonds as percentage of tax exempt municipal securities that were not pre-refunded	64.00%
Maximum percentage of any general obligation bonds in one state	11.00%
Percentage of tax-exempt securities insured by bond insurers	16.00%
Residential and commercial mortgage-backed securities, percentage of collateral consisting of prime loans	99.00%
Percentage of corporate securities associated with financial services industry	21.00%	23.00%
Other-than-temporary impairments	$ 0	$ 0	$ 0